Madison Aggregate Bond ETF
Schedule of Investments
as of September 30, 2023 (Unaudited)

MORTGAGE BACKED SECURITIES - 32.4%	Principal Amount	Value
Federal Home Loan Mortgage Corp.		$–
Pool ZS8641, 2.500%, 02/01/2032	$131,941	$119,208
Pool SB0546, 2.000%, 01/01/2036	444,899	384,893
Pool G06168, 3.500%, 11/01/2040	147,516	131,290
Pool RB5105, 2.000%, 03/01/2041	114,944	92,886
Pool SC0151, 2.500%, 06/01/2041	389,599	323,691
Pool Q04092, 4.000%, 10/01/2041	199,490	183,123
Pool V80026, 3.000%, 04/01/2043	287,401	246,329
Pool V80025, 3.000%, 04/01/2043	122,347	104,863
Pool G08653, 3.000%, 07/01/2045	237,350	201,276
Pool Q35614, 3.500%, 08/01/2045	321,219	283,026
Pool G60722, 3.000%, 10/01/2046	303,870	257,597
Pool Q52955, 3.500%, 12/01/2047	134,328	117,911
Pool QA1033, 3.000%, 07/01/2049	226,954	189,707
Pool SD7552, 2.500%, 01/01/2052	707,715	566,554
Pool SD0960, 3.500%, 04/01/2052	571,572	498,636
Pool SD8214, 3.500%, 05/01/2052	92,190	79,423
Pool RA7380, 3.500%, 05/01/2052	467,631	404,162
Pool SD7556, 3.000%, 08/01/2052	531,559	444,451
Pool SD8267, 5.000%, 11/01/2052	94,071	88,869
Pool SD8268, 5.500%, 11/01/2052	116,012	112,303
Pool SD1859, 5.500%, 11/01/2052	140,375	136,352
Pool SD1921, 4.500%, 12/01/2052	387,954	357,883
Pool RA8278, 5.000%, 12/01/2052	237,734	224,656
Pool SD2172, 5.500%, 02/01/2053	384,347	373,083
Pool SD2875, 5.000%, 05/01/2053	908,161	861,610
Pool SD3174, 5.500%, 06/01/2053	490,434	474,875
Pool SD8363, 6.000%, 09/01/2053	744,675	735,557
Federal National Mortgage Association		$–
Pool 890696, 3.000%, 09/01/2030	148,053	138,144
Pool AL8924, 3.000%, 12/01/2030	186,511	174,058
Pool MA2177, 4.000%, 02/01/2035	197,847	182,748
Pool FS4049, 2.500%, 09/01/2036	462,068	410,058
Pool MA5013, 4.500%, 05/01/2038	115,656	111,099
Pool AB2080, 4.000%, 01/01/2041	184,311	168,959
Pool AJ4046, 4.000%, 10/01/2041	188,100	173,355
Pool MA4571, 2.500%, 03/01/2042	573,583	472,219
Pool AO4134, 3.500%, 06/01/2042	259,989	230,969
Pool AP2133, 3.500%, 08/01/2042	225,951	199,962
Pool AP7363, 4.000%, 10/01/2042	260,321	238,623
Pool AL3072, 3.000%, 02/01/2043	414,022	354,359
Pool AB8818, 3.000%, 03/01/2043	95,999	82,163
Pool FS4296, 3.000%, 01/01/2049	473,801	405,594
Pool FM5530, 4.000%, 11/01/2050	418,023	377,362
Pool CB2601, 2.000%, 01/01/2052	134,025	103,720
Pool CB2548, 2.500%, 01/01/2052	111,919	89,406
Pool CB3105, 2.000%, 03/01/2052	692,318	534,201
Pool BV4133, 2.500%, 03/01/2052	365,531	290,686
Pool CB3115, 3.000%, 03/01/2052	651,669	544,555
Pool FS4138, 2.500%, 04/01/2052	431,815	345,150
Pool FS1704, 4.000%, 05/01/2052	269,451	242,085
Pool CB3845, 3.500%, 06/01/2052	465,598	402,406
Pool CB4383, 4.500%, 08/01/2052	471,812	434,720
Pool FS2605, 4.500%, 08/01/2052	122,823	112,918
Pool MA4806, 5.000%, 11/01/2052	117,783	111,270
Pool MA4841, 5.000%, 12/01/2052	70,992	67,066
Pool FS5575, 5.500%, 09/01/2053	149,807	145,554
TOTAL MORTGAGE BACKED SECURITIES (Cost $15,454,624)		15,137,623

CORPORATE BONDS - 30.2%	Principal Amount	Value
Aerospace & Defense - 0.9%
Boeing Co.		$–
5.805%, 05/01/2050	$180,000	$164,064
Textron, Inc.		$–
2.450%, 03/15/2031	100,000	79,504
TransDigm, Inc.		$–
6.250%, 03/15/2026 (a)	190,000	187,242
Total Aerospace & Defense		430,810
Automobiles Manufacturing - 0.3%
General Motors Financial Co., Inc.		$–
5.850%, 04/06/2030	130,000	124,525
Total Automobiles Manufacturing		124,525
Banks - 2.8%
Fifth Third Bancorp		$–
4.772% (SOFRINDX + 2.127%), 07/28/2030	100,000	90,796
4.337% (SOFR + 1.660%), 04/25/2033	120,000	101,519
Huntington Bancshares, Inc./OH		$–
4.443% (SOFR + 1.970%), 08/04/2028	15,000	13,853
6.208% (SOFR + 2.020%), 08/21/2029	200,000	195,696
KeyCorp		$–
4.100%, 04/30/2028	100,000	88,597
PNC Financial Services Group, Inc.		$–
5.354% (SOFR + 1.620%), 12/02/2028	150,000	144,993
Regions Financial Corp.		$–
1.800%, 08/12/2028	200,000	162,323
Truist Financial Corp.		$–
4.123% (SOFR + 1.368%), 06/06/2028	30,000	27,845
5.867% (SOFR + 2.361%), 06/08/2034	80,000	75,558
US Bancorp		$–
4.548% (SOFR + 1.660%), 07/22/2028	90,000	84,547
4.839% (SOFR + 1.600%), 02/01/2034	90,000	79,332
Wells Fargo & Co.		$–
5.574% (SOFR + 1.740%), 07/25/2029	125,000	122,071
4.897% (SOFR + 2.100%), 07/25/2033	20,000	18,103
5.389% (SOFR + 2.020%), 04/24/2034	150,000	140,274
Total Banks		1,345,507
Biotechnology - 0.5%
Amgen, Inc.		$–
5.650%, 03/02/2053	250,000	233,442
Total Biotechnology		233,442
Commercial Finance - 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		$–
4.625%, 10/15/2027	600,000	562,738
Air Lease Corp.		$–
1.875%, 08/15/2026	90,000	79,971
Total Commercial Finance		642,709
Construction Materials Manufacturing - 0.4%
Martin Marietta Materials, Inc.		$–
3.200%, 07/15/2051	135,000	84,247
Vulcan Materials Co.		$–
3.500%, 06/01/2030	110,000	95,888
Total Construction Materials Manufacturing		180,135
Consumer Finance - 1.7%
American Express Co.		$–
4.050%, 05/03/2029	20,000	18,640
Capital One Financial Corp.		$–
5.468% (SOFR + 2.080%), 02/01/2029	50,000	47,601
6.312% (SOFR + 2.640%), 06/08/2029	170,000	166,191
Discover Financial Services		$–
6.700%, 11/29/2032	125,000	120,857
Fiserv, Inc.		$–
3.500%, 07/01/2029	200,000	178,458
Synchrony Financial		$–
3.700%, 08/04/2026	275,000	248,304
Total Consumer Finance		780,051
Containers & Packaging - 0.8%
Ball Corp.		$–
4.875%, 03/15/2026	190,000	183,103
Packaging Corp. of America		$–
4.050%, 12/15/2049	100,000	72,626
WRKCo, Inc.		$–
3.900%, 06/01/2028	150,000	137,328
Total Containers & Packaging		393,057
Diversified Banks - 1.5%
Bank of America Corp.		$–
1.658% (SOFR + 0.910%), 03/11/2027	90,000	80,802
4.948% (SOFR + 2.040%), 07/22/2028	125,000	120,123
5.015% (SOFR + 2.160%), 07/22/2033	100,000	92,140
Citigroup, Inc.		$–
4.910% (SOFR + 2.086%), 05/24/2033	130,000	118,329
JPMorgan Chase & Co.		$–
4.912% (SOFR + 2.080%), 07/25/2033	300,000	276,332
Total Diversified Banks		687,726
Financial Services - 2.4%
Bank of New York Mellon Corp.		$–
4.596% (SOFR + 1.755%), 07/26/2030	125,000	117,674
BlackRock, Inc.		$–
4.750%, 05/25/2033	200,000	187,876
Cboe Global Markets, Inc.		$–
3.650%, 01/12/2027	90,000	85,352
Goldman Sachs Group, Inc.		$–
4.482% (SOFR + 1.725%), 08/23/2028	175,000	165,665
Intercontinental Exchange, Inc.		$–
3.750%, 09/21/2028	20,000	18,515
4.600%, 03/15/2033	90,000	82,538
LPL Holdings, Inc.		$–
4.000%, 03/15/2029 (a)	225,000	196,180
Morgan Stanley		$–
5.449% (SOFR + 1.630%), 07/20/2029	150,000	146,288
1.928% (SOFR + 1.020%), 04/28/2032	90,000	66,876
State Street Corp.		$–
5.820% (SOFR + 1.715%), 11/04/2028	125,000	125,181
Total Financial Services		1,192,145
Food & Beverage - 0.4%
Kraft Heinz Foods Co.		$–
3.000%, 06/01/2026	200,000	187,512
Total Food & Beverage		187,512
Hardware - 0.3%
Dell International LLC / EMC Corp.		$–
3.450%, 12/15/2051	200,000	124,471
Total Hardware		124,471
Health Care Facilities & Services - 0.3%
CVS Health Corp.		$–
5.125%, 07/20/2045	140,000	118,451
Total Health Care Facilities & Services		118,451
Industrial Other - 0.5%
United Rentals North America, Inc.		$–
5.500%, 05/15/2027	260,000	252,768
Total Industrial Other		252,768
Integrated Oils - 0.5%
Exxon Mobil Corp.		$–
4.114%, 03/01/2046	275,000	220,746
Total Integrated Oils		220,746
Internet Media - 0.8%
Meta Platforms, Inc.		$–
3.850%, 08/15/2032	200,000	177,514
Netflix, Inc.		$–
6.375%, 05/15/2029	200,000	206,408
Total Internet Media		383,922
Machinery Manufacturing - 0.5%
Nordson Corp.		$–
5.800%, 09/15/2033	250,000	244,275
Total Machinery Manufacturing		244,275
Managed Care - 0.5%
Centene Corp.		$–
2.450%, 07/15/2028	150,000	126,722
UnitedHealth Group, Inc.		$–
4.200%, 05/15/2032	125,000	114,130
Total Managed Care		240,852
Medical Equipment & Devices Manufacturing - 1.1%
GE HealthCare Technologies, Inc.		$–
6.377%, 11/22/2052	485,000	492,537
Total Medical Equipment & Devices Manufacturing		492,537
Oil & Gas Services & Equipment - 0.3%
Schlumberger Holdings Corp.		$–
3.900%, 05/17/2028 (a)	150,000	139,281
Total Oil & Gas Services & Equipment		139,281
Pharmaceuticals - 1.3%
AbbVie, Inc.		$–
3.200%, 11/21/2029	190,000	167,745
Pfizer Investment Enterprises Pte Ltd.		$–
5.300%, 05/19/2053	250,000	233,173
Zoetis, Inc.		$–
3.000%, 05/15/2050	300,000	189,398
Total Pharmaceuticals		590,316
Pipeline - 1.4%
Energy Transfer LP		$–
5.250%, 04/15/2029	160,000	153,481
Enterprise Products Operating LLC		$–
5.350%, 01/31/2033	130,000	127,160
Kinder Morgan, Inc.		$–
5.550%, 06/01/2045	200,000	172,321
MPLX LP		$–
4.800%, 02/15/2029	90,000	85,390
ONEOK, Inc.		$–
5.800%, 11/01/2030	100,000	97,914
Total Pipeline		636,266
Property & Casualty Insurance - 0.0% (b)
Berkshire Hathaway Finance Corp.		$–
3.850%, 03/15/2052	30,000	22,354
Total Property & Casualty Insurance		22,354
Real Estate - 1.5%
Alexandria Real Estate Equities, Inc.		$–
4.750%, 04/15/2035	150,000	131,928
Iron Mountain, Inc.		$–
4.500%, 02/15/2031 (a)	150,000	123,746
Public Storage Operating Co.		$–
1.850%, 05/01/2028	60,000	51,357
5.125%, 01/15/2029	175,000	172,379
Weyerhaeuser Co.		$–
3.375%, 03/09/2033	250,000	204,667
Total Real Estate		684,077
Refining & Marketing - 1.5%
Marathon Petroleum Corp.		$–
4.700%, 05/01/2025	300,000	293,832
Murphy Oil USA, Inc.		$–
5.625%, 05/01/2027	200,000	192,903
Phillips 66 Co.		$–
4.950%, 12/01/2027	100,000	98,004
Valero Energy Corp.		$–
4.000%, 06/01/2052	200,000	137,462
Total Refining & Marketing		722,201
Retail - Consumer Discretionary - 0.7%
Lowe's Cos., Inc.		$–
4.250%, 04/01/2052	150,000	111,301
Tractor Supply Co.		$–
5.250%, 05/15/2033	225,000	212,533
Total Retail - Consumer Discretionary		323,834
Retail - Consumer Staples - 0.4%
Performance Food Group, Inc.		$–
5.500%, 10/15/2027 (a)	190,000	180,017
Total Retail - Consumer Staples		180,017
Semiconductors - 0.4%
Intel Corp.		$–
3.734%, 12/08/2047	240,000	171,058
Total Semiconductors		171,058
Software & Services - 1.6%
Booz Allen Hamilton, Inc.		$–
3.875%, 09/01/2028 (a)	225,000	201,578
Gartner, Inc.		$–
4.500%, 07/01/2028 (a)	180,000	164,226
Intuit, Inc.		$–
5.200%, 09/15/2033	250,000	243,868
Oracle Corp.		$–
6.150%, 11/09/2029	100,000	101,595
3.950%, 03/25/2051	55,000	37,660
Total Software & Services		748,927
Travel & Lodging - 0.5%
Hilton Domestic Operating Co., Inc.		$–
5.375%, 05/01/2025 (a)	260,000	255,461
Total Travel & Lodging		255,461
Utilities - 1.7%
AES Corp.		$–
1.375%, 01/15/2026	300,000	267,171
Duke Energy Corp.		$–
4.300%, 03/15/2028	130,000	123,283
Florida Power & Light Co.		$–
2.875%, 12/04/2051	300,000	181,400
National Rural Utilities Cooperative Finance Corp.		$–
4.800%, 03/15/2028	100,000	97,511
PECO Energy Co.		$–
3.050%, 03/15/2051	200,000	123,460
Total Utilities		792,825
Wireless Telecommunications Services - 1.3%
AT&T, Inc.		$–
4.250%, 03/01/2027	100,000	95,385
2.250%, 02/01/2032	90,000	67,877
T-Mobile USA, Inc.		$–
2.625%, 04/15/2026	300,000	277,161
Verizon Communications, Inc.		$–
4.329%, 09/21/2028	200,000	187,889
Total Wireless Telecommunications Services		628,312
TOTAL CORPORATE BONDS (Cost $14,435,845)		14,170,570

U.S. TREASURY SECURITIES - 24.5%	Principal Amount	Value
United States Treasury Note/Bond		$–
4.625%, 06/30/2025	$1,775,000	$1,759,885
5.000%, 08/31/2025	1,600,000	1,596,875
4.500%, 07/15/2026	2,100,000	2,080,640
4.000%, 06/30/2028	2,000,000	1,947,031
4.375%, 08/31/2028	350,000	346,582
4.000%, 07/31/2030	800,000	770,750
3.500%, 02/15/2033	1,510,000	1,385,661
3.875%, 05/15/2043	800,000	695,000
4.125%, 08/15/2053	1,000,000	906,719
TOTAL U.S. TREASURY SECURITIES (Cost $11,638,597)		11,489,143

ASSET BACKED SECURITIES - 7.7%	Principal Amount	Value
Chase Auto Owner Trust		$–
Series 2023-AA, Class A2, 5.900%, 03/25/2027 (a)	$1,000,000	$1,000,087
CNH Equipment Trust		$–
Series 2023-A, Class A3, 4.810%, 08/15/2028	200,000	197,267
Dell Equipment Finance Trust		$–
Series 2023-2, Class A2, 5.840%, 01/22/2029 (a)	200,000	199,771
Enterprise Fleet Financing		$–
Series 2023-1, Class A2, 5.510%, 01/22/2029 (a)	50,000	49,590
Series 2022-4, Class A2, 5.760%, 10/22/2029 (a)	48,911	48,762
GM Financial Consumer Automobile Receivables Trust		$–
Series 2020-3, Class A4, 0.580%, 01/16/2026	500,000	483,699
Honda Auto Receivables Owner Trust		$–
Series 2021-3, Class A3, 0.410%, 11/18/2025	999,171	967,590
LAD Auto Receivables Trust		$–
Series 2023-2A, Class A2, 5.930%, 06/15/2027 (a)	137,054	136,695
Nissan Auto Receivables Owner Trust		$–
Series 2022-B, Class A4, 4.450%, 11/15/2029	50,000	48,716
PHH Arval		$–
Series 2023-1A, Class A1, 5.650%, 05/15/2035 (a)	178,797	177,601
Series 2023-2A, Class A1, 6.160%, 10/15/2035 (a)	300,000	299,871
Santander Revolving Auto Loan Trust		$–
Series 2019-A, Class C, 3.000%, 01/26/2032 (a)	25,000	23,788
TOTAL ASSET BACKED SECURITIES (Cost $3,632,167)		3,633,437

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities		$–
Series 2022-R01, Class 1M1, 6.315% (SOFR30A + 1.000%), 12/25/2041 (a)	$252,764	$251,263
Federal Home Loan Mortgage Corp.		$–
Series K066, Class A2, 3.117%, 06/25/2027	100,000	93,081
Federal National Mortgage Association		$–
Series 2017-M15, Class ATS2, 3.205%, 11/25/2027 (c)	213,041	196,837
Series 2022-M1, Class A2, 1.725%, 10/25/2031 (c)	530,000	405,989
Series 2020-44, Class TI, 5.500%, 12/25/2035	700,903	106,991
Flagstar Mortgage Trust		$–
Series 2021-9INV, Class A1, 2.500%, 09/25/2041 (a)(c)	230,654	191,657
Freddie Mac Structured Agency Credit Risk Debt Notes		$–
Series 2021-DNA3, Class M1, 6.065% (SOFR30A + 0.750%), 10/25/2033 (a)	109,664	109,155
FREMF Mortgage Trust		$–
Series 2015-K44, Class B, 3.846%, 01/25/2048 (a)(c)	80,000	77,205
Series 2020-K106, Class B, 3.708%, 03/25/2053 (a)(c)	100,000	86,097
JP Morgan Mortgage Trust		$–
Series 2021-6, Class A4, 2.500%, 10/25/2051 (a)(c)	109,238	92,592
Sequoia Mortgage Trust		$–
Series 2013-7, Class A2, 3.000%, 06/25/2043 (c)	256,394	216,266
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,817,085)		1,827,133

SHORT-TERM INVESTMENTS - 0.6%
Money Market Deposit Accounts - 0.6%	Principal Amount
U.S. Bank Money Market Deposit Account, 5.27% (d)	$293,924	293,924
TOTAL SHORT-TERM INVESTMENTS (Cost $293,924)		293,924

TOTAL INVESTMENTS - 99.3% (Cost $47,272,242)		46,551,830
Other Assets in Excess of Liabilities - 0.7%		342,072
TOTAL NET ASSETS - 100.0%		$46,893,902

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $4,191,866 or 8.9% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate shown is as of September 30, 2023.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds
("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price
("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s)
on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in
Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying
Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2023, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30,
2023, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2023, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Level 1	Level 2	Level 3	Value at 9/30/2023
Short-Term Strategic Income ETF
Corporate Bonds	$-	$39,444,926	$-	$39,444,926
Asset Backed Securities	-	5,798,682	-	5,798,682
U.S. Treasury Securities	-	4,428,237	-	4,428,237
Collateralized Mortgage Obligations	-	2,700,441	-	2,700,441
Mortgage Backed Securities	-	501,563	-	501,563
U.S. Government Agency Issues	-	499,068	-	499,068
Short-Term Investments	4,145,410	-	-	4,145,410
	4,145,410	53,372,917	-	57,518,327

Aggregate Bond ETF
Corporate Bonds	-	14,170,570	-	14,170,570
Asset Backed Securities	-	3,633,437	-	3,633,437
U.S. Treasury Securities	-	11,489,143	-	11,489,143
Collateralized Mortgage Obligations	-	1,827,133	-	1,827,133
Mortgage Backed Securities	-	15,137,623	-	15,137,623
Short-Term Investments	293,924	-	-	293,924
	293,924	46,257,906	-	46,551,830

Dividend Value ETF
Common Stocks	62,426,586	-	-	62,426,586
Short-Term Investments	91,237	-	-	91,237
	62,517,823	-	-	62,517,823

Covered Call ETF
Assets
Common Stocks	73,082,989	-	-	73,082,989
Real Estate Investment Trusts	2,159,229	-	-	2,159,229
Short-Term Investments	2,286,415	-	-	2,286,415
	77,528,633	-	-	77,528,633
Liabilities
Written Options	-	771,921	-	771,921
	-	771,921	-	771,921